Michael W. Stockton Secretary The New Economy Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200 Tel mws@capgroup.com

September 2, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The New Economy Fund
File Nos. 002-83848 and 811-03735

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on August 28, 2014 of Registrant’s Post-Effective Amendment No. 51 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton